INTANGIBLE ASSETS	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

NOTE 8 - INTANGIBLE ASSETS

	As of
	March 31,	September 30,
	2026	2025
	$	$
Software, cost	11,635,900	11,635,900
Less: impairment	(10,346,769)	(10,346,769)
Less: accumulated amortization	(1,289,131)	(1,289,131)
Intangible assets, net	-	-

During the fiscal year ended September 30, 2021, the Company entered into a series of consulting agreements with third party entity and individuals to develop and implement the following software platforms:

●	The DeFi (decentralized finance) Protocol, a stablecoin DEX (decentralized exchange) and liquidity mining platform, available at https://xsigma.fi.

●	Two flagship trading platforms, “xSigma Trading” for CFD trading and “xSigma Trader” for Crypto, Crypto Options and Crypto derivatives.

●	MaximNFT platform (“MaximNFT”), available at www.maximnft.com, the exclusive NFT (Non-Fungible Token) marketplace partners with Maxim, the iconic men’s lifestyle brand. It will allow customers to create and sell NFTs on various blockchains, including, but not limited to, Ethereum, Binance Smart Chain, and Polkadot.

The software platforms are intended for internal use which is to provide services to customers and the Company does not have any plan to market the software for sales externally. In exchange of the development services provided, the Company paid consideration in the form of cash, stock and stock warrants, and all the costs incurred during the Application development Stage were capitalized pursuant to ASC 350-40-25.

During 2023 fiscal year, the Company evaluated the recoverability of the three platforms, including Defi Exchange, xSigma Trading, and MaximNFT pursuant to ASC 360-10-35-21 and concluded that the carrying value of the three platforms may not be recoverable as it projects that the platform is likely to have continuing losses and it’s more likely than not this platform will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company wrote off the carrying value of the platform and recorded a loss of $10,346,769.